Income Tax - Income (Loss) before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) recorded in the Netherlands	$ (20)	$ (19)	$ (9)
Income (loss) from foreign operations	2,357	1,286	1,198
Income before income taxes and noncontrolling interest	$ 2,337	$ 1,267	$ 1,189